UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – May 31, 2015

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2015

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	61
Trustees Approve Advisory Arrangements.	63
Glossary.	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended May 31, 2015
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Other States Tax-Exempt Money Market Funds
Average					0.01
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.42%	4.41%	1.79%	-0.74%	1.05%
Admiral™ Shares	2.50	4.56	1.83	-0.74	1.09
Barclays PA Municipal Bond Index					0.76
Pennsylvania Municipal Debt Funds Average					1.12
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2014, Through May 31, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$11.69	$11.58	$0.210	$0.023
Admiral Shares	11.69	11.58	0.215	0.023

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market earned positive but muted returns for the half year ended May 31, 2015, after a strong showing for the previous 12 months. As I cautioned in my letter to you in our annual report, the robust returns––especially for longer-maturity funds––were unlikely to continue after interest rates had fallen so low.

For the six months, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.05% for Investor Shares and 1.09% for Admiral Shares. These results exceeded the 0.76% return of the benchmark, the Barclays Pennsylvania Municipal Bond Index, and slightly trailed the 1.12% return of competing Pennsylvania tax-exempt funds. They also surpassed the 0.71% return for the broad muni bond market, as measured by the Barclays Municipal Bond Index.

If not for interest income, the fund would have recorded a negative result. For Investor Shares, the return from interest income was 1.79% and the capital return was –0.74%.

The fund’s 30-day SEC yield for Investor Shares rose, to 2.42% as of May 31 from 2.29% six months earlier. (Bond yields and prices move in opposite directions.)

The Federal Reserve’s target of 0%–0.25% for short-term interest rates has significantly restrained the returns of savings accounts and money market funds. Vanguard Pennsylvania Tax-Exempt Money Market

Fund returned 0.00%; the average return of its peers was 0.01%. The fund’s 7-day SEC yield was unchanged at 0.01%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no such securities, but Vanguard Pennsylvania Tax-Exempt Money Market Fund did.

On a separate matter, I wanted to give you a brief update on money market reform. In 2014, the Securities and Exchange Commission adopted regulatory changes governing money market funds, which fund sponsors must adopt by October 2016. In your fund’s last annual report, we noted that the vast majority of investors in Vanguard money market funds would not be affected by the new rules—and that’s still the case.

On June 16, we announced some changes for Vanguard’s lineup of taxable and tax-exempt money market funds. Most notably for this report, we plan to designate all six of our tax-exempt funds (one national fund and five state funds, including Pennsylvania’s) as “retail funds,” meaning that individual investors will continue to have access to these funds at a stable net asset value of $1 per share.

Taxable bonds gained ground, despite setbacks along the way

The broad U.S. taxable bond market returned 1.09% for the six months ended May 31, 2015, although results

Market Barometer
			Total Returns
		Periods Ended May 31, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	1.09%	3.03%	3.90%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.71	3.18	4.53
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

Stocks
Russell 1000 Index (Large-caps)	3.41%	11.91%	16.68%
Russell 2000 Index (Small-caps)	6.94	11.32	15.04
Russell 3000 Index (Broad U.S. market)	3.67	11.86	16.54
FTSE All-World ex US Index (International)	3.78	0.08	8.51

CPI
Consumer Price Index	0.70%	-0.04%	1.74%

turned slightly negative in the latter half of the period. The yield of the 10-year Treasury note ended May at 2.14%, down from 2.25% six months earlier.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.65%, restrained by the U.S. dollar’s strength against many foreign currencies. Without this currency effect, international bond returns were positive, boosted by the stimulative monetary policies of central banks across the globe.

U.S. stocks stayed positive although clouds hovered

The broad U.S. stock market returned nearly 4% for the period. Corporate profits generally exceeded expectations, the Fed remained cautious in its approach to expected short-term interest rate hikes, and other nations’ central banks continued their monetary stimulus programs. These factors helped offset pressures including perceived high stock valuations and renewed debt troubles for Greece.

International stocks returned almost 4% for U.S. investors; results would have been more robust if not for the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the

Global Macro Matters series produced by our economists.)

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.16%	—	0.14%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.02

The fund expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.05%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

Supply resurgence tempered tax-exempt bond returns

Broadly speaking, both taxable and tax-exempt bonds trade in the marketplace in relationship to U.S. Treasury bonds, which establish the level of risk-free interest rates. Changes in investor risk perceptions influence the spread, or the difference between a bond’s interest rate and that of a Treasury bond with a comparable maturity. (Interest rates on tax-exempt bonds typically also reflect tax rates, though this relationship is dynamic.) During the period, there were no major shifts in municipals’ value relative to Treasuries.

Another key driver of municipal bond performance is supply, which was the main reason the six-month return for the broad municipal market lagged that of Treasuries. After an extended period of relatively light supply, tax-exempt bond issuance surged about 52% for the six months through May 2015 compared with the year-ago level (as reported by Barclays). About two-thirds of the bond issuance involved the refunding of outstanding debt, in many cases by issuers who locked in savings in anticipation of rising borrowing costs.

Tax-exempt bond issuance in Pennsylvania rose more than 100%, surpassing the national pace. Similar to the national trend, a majority of the supply involved refunding of outstanding debt rather than new capital.

Overall demand for municipal bonds remained strong, not only from traditional investors in high income tax brackets but also from nontraditional buyers, such as U.S. banks and insurance companies. Still, issuers needed to offer slightly higher rates to entice buyers, especially for the intermediate-maturity bonds that constitute a large slice of the refunding supply.

Meanwhile, investors’ search for yield in the continued low interest rate environment kept demand relatively strong for the higher rates offered on both longer-maturity and lower-rated bonds.

Against this backdrop, the Long-Term Tax-Exempt Fund was well-positioned by its advisor, Vanguard Fixed Income Group. A lighter allocation to higher-rated securities (particularly those ranked AA in credit quality by major rating agencies) and overall issuer selection boosted relative returns. The fund also benefited from its smaller exposure to issues with intermediate and somewhat shorter maturities.

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our clients—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

At state budget time, a helpful reminder

As you know, investing in the bonds of your home state provides income that can be exempt from federal and state—and sometimes local—income taxes. Depending on your circumstances, this can be a very attractive benefit.

But there’s a tradeoff: less diversification. The performance of your bonds is greatly influenced by the fiscal health of just one state. And that health can be especially evident amid the intense budget debates that often take place before July 1, the start of the new fiscal year in most states.

Just like your personal budget, state and municipal budgets depend on revenue forecasts, and these are often hard to get right. A March report by The Pew Charitable Trusts, for example, found that over roughly the last three decades, “forecasting errors have gotten larger because revenue has become increasingly volatile,” even though “the science of estimating tax collections has improved markedly.” Revenues from corporate income taxes and personal capital gains taxes are especially hard to forecast, Pew noted.

Whether unpleasant budget surprises arise suddenly or from long-simmering challenges such as underfunded pension plans, they can lead to volatile bond returns. As with any investment, it’s not wise to put all your eggs in one basket.

You might consider including a diversified national municipal bond fund in your portfolio. And because Vanguard’s highly experienced team of independent credit analysts carefully evaluates any bond issue we own or are considering for any of our funds, it can help you sidestep some of the potential pitfalls.

Source: The Pew Charitable Trusts and the Nelson A. Rockefeller Institute of Government, March 2015. Managing Volatile Tax Collections in State Revenue Forecasts.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 16, 2015

Advisor’s Report

For the six months ended May 31, 2015, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 1.05% for Investor Shares and 1.09% for Admiral Shares. It surpassed its benchmark, the Barclays Pennsylvania Municipal Bond Index, which returned 0.76%, but slightly trailed the 1.12% average return of its peers. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.00%, compared with 0.01% for peer-group funds.

The investment environment

On the heels of an exceptionally strong rally, the municipal bond market began the new fiscal year at what we felt were appropriate valuation levels. Taxable and tax-exempt interest rates stood at or near historic lows, reflecting expectations that when the Federal Reserve begins to raise interest rates it will do so modestly and gradually. This was in stark contrast to the bond market’s “taper tantrum” in 2013, when the Fed first announced its intention to scale back its aggressive stimulative bond-buying.

The Fed has made clear that its decision on when to raise rates depends on the health of the economy. Gross domestic product (GDP) has been a good news/bad news story. Economic growth slowed in the fourth calendar quarter of 2014, and the economy contracted slightly in the first quarter of 2015 (based on preliminary estimates).

The Fed also wants to see ongoing improvement in the job market and an increase in the inflation rate toward the

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2014	2015
2 years	0.14%	0.22%
5 years	0.88	1.22
10 years	1.98	2.08
30 years	3.00	3.15
Source: Vanguard.

2% long-term target. The labor market has continued to strengthen, with the U.S. unemployment rate falling to 5.5% in April. Pennsylvania’s labor market has also improved; the state unemployment rate was 5.4% in April.

Acknowledging recent GDP reports, the Fed signaled that its first rate increase in almost a decade would likely not come in June, as some had predicted. As a result, the Treasury market broadly continued to rally. The yield of the 10-year Treasury note, which began the period at 2.25%, dipped to 1.75% at the end of January before closing at 2.14% at the end of May. Overall, the Treasury yield curve flattened modestly as short-term rates crept up.

In contrast, municipal bond yields rose modestly across the maturity spectrum. It’s not unusual for these yields to reach a resistance point; in this case, supply was a large contributing factor.

Pennsylvania’s economic recovery has fallen behind that of the nation, according to a gauge of current conditions for each state published by the Federal Reserve Bank of Philadelphia. Pennsylvania’s index climbed about 13% from its low point in 2009 through May 2015, compared with a 16% increase for the U.S. index.

Through April, with two months remaining in the fiscal year, Pennsylvania’s revenue was slightly ahead of its budget, and its expenditures were in line with the budget. Philadelphia’s revenue and expenditures were also in line, although the city remains vulnerable to economic downturns and constrained ratings upgrades as planned wage tax reductions continue. Pittsburgh’s improving finances were a bright spot.

Management of the funds

We made no significant shifts in portfolio strategy or positioning to the Long-Term Fund during the six months. Entering the year, we tended to maintain tactical overweights to longer-maturity bonds relative to the fund’s benchmark. For example, about 75% of the Long-Term Fund’s holdings were bonds with a stated maturity of longer than 10 years, whereas such bonds made up less than 60% of the benchmark.

This strategy, focused on earning additional income, was part of our defensive posture while awaiting the Fed’s move. Even as longer-term rates seesawed, it served us well.

In light of the prospect of rising interest rates, we’ve positioned the Long-Term Fund’s duration to be modestly shorter than its benchmark’s. (Duration is a measure of the sensitivity of bond and bond mutual fund prices to changes in interest rates.) This decision boosted the fund’s return. We also added value through security selection among AA bonds.

In terms of credit exposure, we overweighted lower-rated investment-grade bonds. In the prolonged environment of low interest rates, these bonds—which offer modestly higher yields—performed well. However, the advantage the Long-Term Fund received from its relatively higher allocation to lower-rated bonds and those of longer maturity was offset by its slightly shorter duration.

We collaborate closely with Vanguard’s experienced team of credit analysts. It performs an objective, thorough, and independent analysis of the overall creditworthiness of every issuer whose bonds we own or are considering buying. The muni market is large, fragmented, and often inefficient, so our deep credit analysis bench strength is critical in helping to identify bonds that appear mispriced in the marketplace.

The Money Market Fund’s 0.00% return for the period is a reflection of the Fed’s decision to keep short-term interest rates anchored between 0% and 0.25%.

A look ahead

As we enter the second half of the fiscal year, we still believe that municipal bonds are trading in an appropriate range relative to their taxable Treasury counterparts. Munis are attractive compared with other U.S. fixed income options.

Just as the U.S. economy rebounded in 2014 from a harsh winter, we expect another rebound this year. Growth should reaccelerate to an annual rate of about 2.5% for the rest of the funds’ fiscal year.

Pennsylvania faces an assortment of challenges, including structural deficits, nonexistent reserves, and increasing pension costs. As we noted in last year’s annual report, all three major rating agencies downgraded the state’s credit rating one notch in 2014. Both S&P and Fitch rate Pennsylvania’s outlook as stable, but more downgrades are possible if pension burdens are not addressed in the budget for fiscal-year 2015–2016.

Overall, interest rates, and hence bond prices, could remain volatile. The market views new information about the national economy’s health through the lens of the data-dependent Fed, trying to guess when it will begin to raise rates. We believe liftoff is likely to come in the second half of 2015. The Fed may not raise rates over time as much as might have been expected, especially in view of tepid economic growth.

Given the significant drop in interest rates in recent years and the tightening of credit-quality spreads, many opportunities for price appreciation have already been captured. Lower rates appear unlikely; we don’t see much scope for credit spreads to tighten significantly, nor do we expect them to widen. As a result, we are more focused on opportunities to pick up income by holding lower-rated bonds.

In part because of expected volatility, we anticipate maintaining above-average liquidity. That precaution should allow us to take advantage of any price dislocations that may arise as a rate hike approaches. It should also enable us to meet potential shareholder redemptions without becoming forced sellers in the market.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds James M. D’Arcy, CFA, Portfolio Manager Justin A. Schwartz, CFA, Portfolio Manager Vanguard Fixed Income Group June 17, 2015

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2015

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	25 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 26, 2015, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratio was 0.05%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2005	2.19%	1.72%
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.00	0.01

7-day SEC yield (5/31/2015): 0.01%

For a benchmark description, see the Glossary.

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.01%	0.04%	1.16%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.3%)
Pennsylvania (102.3%)
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University) VRDO	0.080%	6/1/15	93,320	93,320
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.100%	6/5/15	10,000	10,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.080%	6/1/15 LOC	35,925	35,925
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.100%	6/5/15 LOC	83,500	83,500
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.110%	6/5/15	9,750	9,750
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.110%	6/5/15	8,420	8,420
Bucks County PA GO	3.000%	6/1/15	3,050	3,050
Bucks County PA GO	4.000%	12/1/15	2,635	2,685
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.090%	6/4/15 LOC	15,300	15,300
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.110%	6/5/15 LOC	12,440	12,440
Butler County PA General Authority Revenue
(North Allegheny School District Project) VRDO	0.100%	6/5/15	14,050	14,050
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.100%	6/5/15 LOC	17,200	17,200
1 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.100%	6/5/15 LOC	16,910	16,910
Chester County PA GO	1.000%	7/15/15	2,855	2,858
Chester County PA GO	5.000%	8/15/15 (Prere.)	4,315	4,358
Chester County PA GO	5.000%	8/15/15 (Prere.)	1,810	1,828

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chester County PA GO	2.500%	9/1/15	1,305	1,313
1 Chester County PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.130%	6/5/15 (13)	15,935	15,935
Chester PA Water Authority Revenue	3.000%	12/1/15	1,110	1,126
Dallastown Area PA School District GO	2.000%	5/1/16	1,205	1,224
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.070%	6/5/15	29,545	29,545
Delaware County PA GO	5.000%	10/1/15	1,000	1,016
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.060%	6/1/15	57,500	57,500
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.130%	6/5/15 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Covanta Energy
Project) VRDO	0.110%	6/5/15 LOC	3,615	3,615
1 Delaware County PA Industrial Development
Authority Revenue (Covanta Energy
Project) VRDO	0.110%	6/5/15 LOC	2,960	2,960
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.100%	6/5/15	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.100%	6/5/15	12,000	12,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	6/5/15 LOC	11,785	11,785
East Penn PA School District GO	2.000%	10/1/15	1,960	1,972
Easton PA Area School District GO	7.500%	4/1/16 (Prere.)	1,000	1,060
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	8,800	8,800
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	19,800	19,800
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	11,600	11,600
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	12,500	12,500
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	11,800	11,800
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	7,900	7,900
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	10,900	10,900
Emmaus PA General Authority Revenue VRDO	0.090%	6/5/15 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.100%	6/5/15 LOC	57,300	57,300
2 Fleetwood Area PA School District GO	2.000%	6/1/16	980	994
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.110%	6/5/15	2,785	2,785
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.110%	6/5/15	5,000	5,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.110%	6/5/15	5,225	5,225
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.060%	6/1/15	46,200	46,200

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	3,800	3,800
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	500	500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	7,810	7,810
Haverford Township PA School District GO VRDO	0.090%	6/5/15 LOC	5,000	5,000
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	1,000	1,014
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	2,000	2,028
1 Lancaster County PA Hospital Authority
Health System Revenue (Lancaster General
Hospital Project) TOB VRDO	0.110%	6/5/15	3,410	3,410
Lehigh County GO	5.000%	11/15/15	3,000	3,066
Lower Merion PA School District GO VRDO	0.090%	6/5/15 LOC	26,685	26,685
Lower Merion PA School District GO VRDO	0.090%	6/5/15 LOC	5,300	5,300
Manheim Township PA School District GO	1.500%	12/1/15	1,645	1,655
Montgomery County PA GO VRDO	0.080%	6/1/15	1,400	1,400
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.100%	6/5/15 LOC	2,515	2,515
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.350%	6/5/15 LOC	20,000	20,000
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	2,000	2,055
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.100%	6/5/15	7,120	7,120
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.070%	6/5/15	11,280	11,280
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.070%	6/5/15	16,185	16,185
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.070%	6/5/15	12,290	12,290
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.200%	6/5/15 LOC	28,500	28,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.200%	6/5/15 LOC	39,000	39,000
Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue (York Water Co. Project) VRDO	0.130%	6/5/15 LOC	5,000	5,000
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	7/1/15	6,020	6,039
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/16	6,000	6,168
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue Bonds	5.000%	7/1/15	38,790	38,947

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.110%	6/5/15 (13)	9,900	9,900
Pennsylvania GO	5.000%	6/1/15	13,280	13,280
Pennsylvania GO	5.000%	6/15/15	5,000	5,009
Pennsylvania GO	5.000%	7/1/15	13,600	13,655
Pennsylvania GO	5.000%	11/15/15	10,000	10,221
Pennsylvania GO	5.000%	1/1/16	625	642
Pennsylvania GO	5.000%	1/1/16 (Prere.)	8,510	8,749
Pennsylvania GO	5.000%	1/1/16 (Prere.)	9,625	9,895
Pennsylvania GO	5.000%	2/15/16	21,000	21,709
2 Pennsylvania GO	5.000%	2/15/16	3,955	4,080
Pennsylvania GO	5.000%	3/15/16	26,010	27,000
Pennsylvania GO	5.000%	5/1/16	4,350	4,539
Pennsylvania GO	5.000%	6/1/16	15,000	15,702
1 Pennsylvania GO TOB VRDO	0.100%	6/5/15	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.110%	6/5/15	12,825	12,825
1 Pennsylvania GO TOB VRDO	0.110%	6/5/15	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.110%	6/5/15	11,400	11,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.100%	6/5/15 LOC	8,250	8,250
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.100%	6/5/15 LOC	15,420	15,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy
College) VRDO	0.100%	6/5/15 LOC	15,830	15,830
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	6,310	6,322
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.110%	6/5/15	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna
University) VRDO	0.120%	6/5/15 LOC	4,300	4,300
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB PUT	0.140%	7/9/15	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.080%	6/5/15	54,460	54,460
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.110%	6/5/15	9,570	9,570
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.150%	6/5/15	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.110%	6/5/15	6,000	6,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/5/15	28,775	28,775
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/5/15	16,610	16,610
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/5/15	15,960	15,960
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/5/15	23,390	23,390
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.100%	6/1/15 LOC	43,700	43,700

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Intergovernmental Cooperation
	Authority Special Tax Revenue
	(Philadelphia Funding Program)	5.000%	6/15/15	5,500	5,510
1	Pennsylvania Intergovernmental Cooperation
	Authority Special Tax Revenue
	(Philadelphia Funding Program) TOB VRDO	0.110%	6/5/15	5,050	5,050
	Pennsylvania State University Revenue PUT	0.150%	6/1/15	49,235	49,235
1	Pennsylvania State University Revenue
	TOB VRDO	0.110%	6/5/15	6,100	6,100
3	Pennsylvania Turnpike Commission Revenue	0.150%	6/1/15	5,000	5,000
3	Pennsylvania Turnpike Commission Revenue	0.150%	6/1/15	22,920	22,920
[2,3]	Pennsylvania Turnpike Commission Revenue	0.250%	5/1/16	8,135	8,135
	Philadelphia Authority for Industrial Development
	Revenue (Gift of Life Donor Program) VRDO	0.100%	6/5/15 LOC	10,660	10,660
	Philadelphia PA Airport Revenue VRDO	0.100%	6/5/15 LOC	20,690	20,690
	Philadelphia PA Airport Revenue VRDO	0.110%	6/5/15 LOC	17,800	17,800
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children’s Hospital
	of Philadelphia Project) TOB VRDO	0.110%	6/5/15	5,000	5,000
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children’s Hospital
	of Philadelphia Project) TOB VRDO	0.110%	6/5/15	2,500	2,500
	Philadelphia PA Authority for Industrial
	Development Revenue (Inglis House
	Project) VRDO	0.100%	6/5/15	20,800	20,800
	Philadelphia PA Gas Works Revenue VRDO	0.090%	6/5/15 LOC	19,600	19,600
	Philadelphia PA Gas Works Revenue VRDO	0.090%	6/5/15 LOC	14,000	14,000
	Philadelphia PA Gas Works Revenue VRDO	0.100%	6/5/15 LOC	1,850	1,850
	Philadelphia PA GO VRDO	0.100%	6/5/15 LOC	60,550	60,550
1	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) TOB VRDO	0.110%	6/5/15	4,765	4,765
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	13,300	13,300
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	22,685	22,685
	Philadelphia PA Industrial Development Authority
	Lease Revenue VRDO	0.090%	6/5/15 LOC	23,250	23,250
	Philadelphia PA School District GO VRDO	0.090%	6/5/15 LOC	63,475	63,475
	Philadelphia PA School District GO VRDO	0.090%	6/5/15 LOC	9,215	9,215
	Philadelphia PA School District GO VRDO	0.100%	6/5/15 LOC	20,000	20,000
	Philadelphia PA TRAN	1.000%	6/30/15	15,000	15,010
1	Philadelphia PA Water & Waste Water
	Revenue TOB VRDO	0.110%	6/5/15 (13)	45,210	45,210
	Philadelphia PA Water & Waste Water
	Revenue VRDO	0.100%	6/5/15 LOC	29,870	29,870
	Pittsburg PA GO	5.250%	9/1/15	1,500	1,519
	Pittsburgh PA Water & Sewer Authority
	Revenue VRDO	0.090%	6/5/15 LOC	18,900	18,900
	Radnor Township PA School District GO	2.000%	11/15/15	1,540	1,553
	Ridley PA School District GO VRDO	0.090%	6/5/15 LOC	8,885	8,885
	Seneca Valley PA School District GO	2.000%	3/1/16	1,630	1,652

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.110%	6/5/15	10,000	10,000
	St. Mary Hospital Authority Pennsylvania
	Health System Revenue (Catholic Health
	Initiatives) VRDO	0.070%	6/5/15	18,415	18,415
	State Public School Building Authority
	Pennsylvania Revenue (Haverford Township
	School District)	5.250%	3/15/16 (Prere.)	1,755	1,824
	State Public School Building Authority
	Pennsylvania School Revenue (North
	Allegheny School District Project) VRDO	0.100%	6/5/15	18,115	18,115
	Union County PA Higher Educational Facilities
	Financing Authority University Revenue
	(Bucknell University) VRDO	0.090%	6/5/15	3,300	3,300
	University of Pittsburgh of the Commonwealth
	System of Higher Education Pennsylvania
	(University Capital Project) RAN	2.000%	7/22/15	23,000	23,060
	University of Pittsburgh PA Revenue CP	0.050%	6/1/15	25,000	25,000
	University of Pittsburgh PA Revenue CP	0.070%	6/1/15	7,500	7,500
	University of Pittsburgh PA Revenue CP	0.070%	6/1/15	7,500	7,500
	University of Pittsburgh PA Revenue CP	0.070%	7/1/15	20,000	20,000
	University of Pittsburgh PA Revenue CP	0.070%	7/1/15	20,000	20,000
	University of Pittsburgh PA Revenue CP	0.080%	8/3/15	20,000	20,000
	University of Pittsburgh PA Revenue CP	0.110%	8/3/15	13,821	13,821
	University of Pittsburgh PA Revenue CP	0.100%	8/17/15	3,750	3,750
	University of Pittsburgh PA Revenue CP	0.110%	8/19/15	5,000	5,000
2	West Chester PA Area School District GO	2.000%	11/15/15	3,240	3,267
	West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	2,500	2,555
	Wilson PA School District GO	5.250%	12/1/15 (Prere.)	1,500	1,538
	Woodland Hills PA School District GO	5.000%	9/1/15 (Prere.)	2,715	2,748
	York County PA GO	3.000%	6/1/15	1,925	1,925
	York County PA Industrial Development
	Authority Revenue (Crescent Industries Inc.
	Project) VRDO	0.200%	6/5/15 LOC	1,690	1,690
Total Tax-Exempt Municipal Bonds (Cost $2,198,721)					2,198,721
Other Assets and Liabilities (-2.3%)
Other Assets					19,111
Liabilities					(69,230)
					(50,119)
Net Assets (100%)
Applicable to 2,148,504,229 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,148,602
Net Asset Value Per Share					$1.00

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,148,599
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	—
Net Assets	2,148,602

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $347,630,000, representing 16.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	694
Total Income	694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	217
Management and Administrative	1,261
Marketing and Distribution	268
Custodian Fees	12
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	1,769
Expense Reduction—Note B	(1,188)
Net Expenses	581
Net Investment Income	113
Realized Net Gain (Loss) on Investment Securities Sold	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	100

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113	235
Realized Net Gain (Loss)	(13)	48
Net Increase (Decrease) in Net Assets Resulting from Operations	100	283
Distributions
Net Investment Income	(110)	(235)
Realized Capital Gain	—	—
Total Distributions	(110)	(235)
Capital Share Transactions (at $1.00 per share)
Issued	768,258	1,480,664
Issued in Lieu of Cash Distributions	107	228
Redeemed	(844,731)	(1,711,394)
Net Increase (Decrease) from Capital Share Transactions	(76,366)	(230,502)
Total Increase (Decrease)	(76,376)	(230,454)
Net Assets
Beginning of Period	2,224,978	2,455,432
End of Period[1]	2,148,602	2,224,978
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0001	.0003	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0001	.0003	.001	.001
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0001)	(.0003)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.01%	0.03%	0.06%	0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,149	$2,225	$2,455	$2,474	$2,649	$3,007
Ratio of Expenses to
Average Net Assets	0.05%[2] 0.06%[2]		0.10%[2]	0.15%[2]	0.16%[2]	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.03%	0.06%	0.12%

The expense ratio and net income ratio for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2015, 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $193,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended May 31, 2015, Vanguard’s expenses were reduced by $1,188,000 (an effective annual rate of 0.11% of the fund’s average net assets).

Pennsylvania Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2015, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2015

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VPAIX		VPALX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.42%		2.50%

Financial Attributes

		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	641	1,580	47,633
Yield to Maturity
(before expenses)	2.7%	2.4%	2.3%
Average Coupon	4.8%	4.8%	4.8%
Average Duration	6.2 years	6.8 years	6.5 years
Average Stated
Maturity	16.6 years	13.2 years	13.1 years
Short-Term
Reserves	4.2%	—	—

Volatility Measures
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.99
Beta	1.15	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.3%
1 - 3 Years	4.1
3 - 5 Years	2.8
5 - 10 Years	9.6
10 - 20 Years	43.9
20 - 30 Years	33.9
Over 30 Years	2.4

Distribution by Credit Quality (% of portfolio)

AAA	-0.6%
AA	52.3
A	37.5
BBB	9.3
BB	0.3
Not Rated	1.2

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratios were 0.19% for Investor Shares and 0.11% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Investment Focus

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2005	4.54%	-1.44%	3.10%	3.68%
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	1.79	-0.74	1.05	0.76
Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	7.84%	5.30%	4.20%	0.41%	4.61%
Admiral Shares	5/14/2001	7.93	5.39	4.28	0.41	4.69

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.9%)
Pennsylvania (101.8%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,515
Allegheny County PA GO	5.000%	11/1/23	2,570	2,987
Allegheny County PA GO	5.000%	12/1/25	1,180	1,396
Allegheny County PA GO	5.000%	11/1/27	2,575	2,948
Allegheny County PA GO	5.000%	11/1/29	4,000	4,507
Allegheny County PA GO	5.000%	12/1/30	1,365	1,554
Allegheny County PA GO	5.250%	12/1/32	1,000	1,141
Allegheny County PA GO	5.250%	12/1/33	1,000	1,142
Allegheny County PA GO	5.000%	12/1/34	1,695	1,914
Allegheny County PA GO	5.000%	12/1/34	3,600	3,996
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,066
Allegheny County PA GO	5.000%	12/1/37	10,000	11,066
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	7,936
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,722
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,524
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,196
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,917
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/30	1,180	1,340
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	865
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,000	1,104

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.906%	2/1/21	3,760	3,768
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,091
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,502
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.006%	2/1/37	3,000	2,724
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,166
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,811
Allegheny County PA Sanitary Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	11,993
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,137
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,648
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,977
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,775
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/41 (15)	3,500	3,978
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/44 (15)	6,210	7,038
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	400	431
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	265
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,231
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	8,120	8,462
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/20	2,000	2,279
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,441
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,015
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,834
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,237
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	4,037
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,240
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,002
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,310
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,534

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bethlehem PA Water Authority Revenue	5.000%	11/15/21 (15)	2,150	2,474
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	3,425	3,489
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,674
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,221
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,211
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,852
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	0.160%	6/5/15	7,055	7,055
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,321
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	382
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	569
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	548
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	596
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,825
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,489
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,783
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,498
Cambria County PA GO	5.000%	8/1/22 (15)	1,500	1,730
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,736
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,368
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,280
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,384
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,723
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,323
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,169
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,180
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,930	8,311
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,152
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	1,680	1,701
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,791
Chambersburg PA Authority Revenue
(Wilson College Project) VRDO	0.120%	6/5/15 LOC	6,700	6,700
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,276
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,051
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,732
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,445

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chester County PA GO	5.000%	11/15/30	3,740	4,307
Chester County PA GO	5.000%	11/15/31	2,350	2,697
Chester County PA GO	5.000%	11/15/31	3,000	3,492
Chester County PA GO	5.000%	11/15/32	1,000	1,144
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,150
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	673
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	821
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,600
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,013
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,305
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,185
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	834
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,151
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	2,670	2,713
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,000	1,016
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,575	1,600
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,134
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,070
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,161
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,462
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,098
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,527
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,521
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,538
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/17 (Prere.)	2,700	2,874
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,308

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,475
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,208
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,411
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,674
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,710
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/29	260	299
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,165	17,382
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	5.000%	6/1/42	21,040	22,513
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,025	5,141
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/15 (Prere.)	3,900	3,932
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,124
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,120
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	677
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,756
Delaware County PA Vocational-Technical School
Authority Lease Revenue (Delaware County
Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,361
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,267
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	574
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,104
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,935	3,362
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,790
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,686
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,092
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,389
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,127
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,947
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,933

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,061
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,438
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,151
Delaware Valley PA Regional Finance
Authority Revenue	7.750%	7/1/27 (2)	100	141
Delaware Valley PA Regional Finance
Authority Revenue	5.500%	8/1/28 (2)	2,040	2,380
Delaware Valley PA Regional Finance
Authority Revenue	5.750%	7/1/32	600	720
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,517
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,298
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,782
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,059
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,789
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,253
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,065
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	920
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	892
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,367
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,058
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,314
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,428
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,935
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,733
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,285
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,634
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,589
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,592
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,321
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,393
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,075	18,588
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,489
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,879

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,538
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.060%	6/1/15	1,000	1,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.060%	6/1/15	1,000	1,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	4,565	4,565
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.070%	6/1/15	13,300	13,300
Hampden Township PA GO	5.000%	5/15/31	1,060	1,215
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	4,970	5,119
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,313
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,405
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,577
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,313
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	434
Jim Thorpe PA Area School District GO	5.000%	3/15/26 (15)	320	372
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	347
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,003
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,833
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,301
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,278
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	945
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,424
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project) VRDO	0.080%	6/1/15 LOC	13,360	13,360
Lancaster County PA Hospital Authority
Health System Revenue (Lancaster
General Hospital Project)	5.000%	3/15/26	4,955	5,279
Lancaster County PA Hospital Authority
Health System Revenue (Lancaster
General Hospital Project)	5.000%	7/1/42	6,220	6,734
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/30	3,000	3,411
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/31	4,235	4,802
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/32	2,600	2,940
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	9,000	10,138
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,877
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,345
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	528
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,336
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,377
Lehigh County PA Authority Water &
Sewer Revenue	0.000%	12/1/24	1,695	1,216
Lehigh County PA Authority Water &
Sewer Revenue	5.000%	12/1/43	14,305	15,883

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA Authority Water &
Sewer Revenue	5.125%	12/1/47	4,000	4,464
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	1,480	1,529
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	4.000%	7/1/33	5,000	5,086
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	5,000	5,360
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,487
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,364
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,391
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,972
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,752
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,029
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,193
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,858
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,016
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,285
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	622
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,371
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,566
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,472
Middletown PA School District GO	5.000%	3/1/29	1,660	1,871
Middletown PA School District GO	5.000%	3/1/30	2,865	3,218
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,093
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,491
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,676
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,470
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,837
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	366
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	382
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	96
Montgomery County PA GO	5.000%	10/15/28	11,505	12,141
Montgomery County PA GO	5.000%	10/15/31	6,015	6,338
Montgomery County PA GO VRDO	0.080%	6/1/15	7,990	7,990
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,501

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	14,705	16,065
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	14,704
1 Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,806
1 Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,081
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,273
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,952
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,302
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,324
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,090
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,077
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,083
1 Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,142
1 Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,371
1 Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,939
1 Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,411
1 Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,449
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Jefferson Health System)	5.000%	10/1/41	4,110	4,427
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement - Life Communities
Obligated Group)	5.000%	11/15/22	2,500	2,589
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,333
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	6,970	7,989

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,420	16,578
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,781
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,250	1,264
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	4,028
Montour PA School District GO	5.000%	4/1/36 (4)	5,240	5,868
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,530
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,102
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,762
North Pocono PA School District GO	5.000%	9/15/15 (Prere.)	4,035	4,091
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,250	1,379
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/24	1,295	1,426
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.375%	8/15/28	6,675	7,350
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/33	10,000	10,679
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	5,100	5,599
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College)	5.000%	11/1/32	4,000	4,550
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University)	5.000%	11/15/39	2,595	2,871
Northampton County PA Industrial
Development Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/32	1,775	1,845
Northampton County PA Industrial
Development Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/36	1,000	1,031
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/26	1,000	1,158
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/27	500	575
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/28	500	570
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/29	1,200	1,251
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30	1,900	1,967
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	9,000	10,370
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/29 (4)	2,000	1,061

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/30 (4)	3,710	1,886
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/31 (4)	3,000	3,492
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/32 (4)	3,000	3,483
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/36 (4)	6,045	2,318
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/38 (4)	5,525	1,876
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	5.250%	1/1/44 (4)	6,500	7,135
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,434
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,626
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,184
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,720
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,925
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,469
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/22	8,000	8,691
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,753
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,139
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,726
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,568
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,126
Pennsylvania GO	5.000%	7/1/17	16,000	17,344
Pennsylvania GO	5.000%	8/1/17	10,000	10,867
Pennsylvania GO	5.000%	2/15/18	12,745	13,975
Pennsylvania GO	5.000%	5/1/18	15,000	16,541
Pennsylvania GO	5.000%	5/1/19	5,000	5,654
Pennsylvania GO	5.000%	7/1/19	15,000	17,023

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	7/1/20	7,225	8,301
Pennsylvania GO	5.000%	11/15/20	8,740	10,097
Pennsylvania GO	5.375%	7/1/21	16,000	18,865
Pennsylvania GO	5.000%	7/1/22	10,000	11,636
1 Pennsylvania GO	5.000%	8/15/24	5,000	5,903
Pennsylvania GO	5.000%	11/15/24	10,000	11,513
Pennsylvania GO	5.000%	6/1/25	10,000	11,707
Pennsylvania GO	5.000%	11/15/25	10,000	11,513
Pennsylvania GO	5.000%	6/1/26	10,000	11,591
Pennsylvania GO	5.000%	11/15/26	6,705	7,681
Pennsylvania GO	5.000%	6/1/27	10,000	11,525
Pennsylvania GO	5.000%	3/15/28	18,550	21,452
Pennsylvania GO	5.000%	4/1/28	10,000	11,414
Pennsylvania GO	5.000%	6/1/28	5,000	5,721
1 Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,456
Pennsylvania GO	4.000%	10/15/28	10,000	10,669
Pennsylvania GO	4.000%	4/1/29	10,000	10,558
1 Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,509
Pennsylvania GO	5.000%	11/15/29	5,000	5,667
Pennsylvania GO	4.000%	4/1/30	10,000	10,431
Pennsylvania GO	4.000%	6/15/30	10,000	10,275
1 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	7,840
Pennsylvania GO	5.000%	10/15/30	6,650	7,560
Pennsylvania GO	5.000%	10/15/31	14,955	16,919
Pennsylvania GO	5.000%	6/1/32	8,115	8,934
Pennsylvania GO	5.000%	10/15/32	15,000	16,911
2 Pennsylvania GO TOB VRDO	0.150%	6/5/15	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	654
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,371
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,343
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	560
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/25	600	726
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,076
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,639
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,418
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,349
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,211
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,313

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,334
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.080%	6/1/15 LOC	8,305	8,305
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.634%	7/1/17 (10)	1,995	1,997
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,101
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	526
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,567
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,522
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,790
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,078
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,862
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,149
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,132
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,120
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,536
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,174
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,271
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,341
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,108
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,108
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,460
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,114
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	4.500%	7/1/28 (10)	5,000	5,005
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	5,000	5,070
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,376
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,329

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	10,729
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,173
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,606
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,233
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/32	3,965	4,408
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/39	9,565	10,542
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,515
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.000%	3/1/40	1,000	1,067
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/45	17,800	19,481
Pennsylvania Higher Educational Facilities
Authority Revenue
(Thomas Jefferson University)	5.250%	9/1/50	10,000	10,975
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,485
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,907
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	10/1/28	4,015	4,805
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,841
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,580
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	10/1/34	5,000	5,825
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	10,392
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/24	2,765	3,201
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.250%	8/15/25	4,000	4,655
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/26	2,750	3,231

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/27	1,000	1,166
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/29	500	569
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/30	3,055	3,417
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	750	849
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	3,860	4,309
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/32	2,000	2,222
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/33	1,180	1,327
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/34	2,695	3,022
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/35	2,420	2,705
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/40	11,000	12,256
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.750%	8/15/41	4,000	4,678
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/42	16,260	17,769
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,220
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,569
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	1,800	2,024
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,086
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/36	7,265	8,056
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,164
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/15 (Prere.)	1,200	1,207
2 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.120%	6/5/15	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,458

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,242
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,627
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,564
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,554
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,832
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,739
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	2,000	2,299
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	1,610	1,844
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,598
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	19,238
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,008
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,404
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,256
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,195
Pennsylvania State University Revenue	5.000%	9/1/24	5,000	5,003
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,036
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,352
1 Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,637
1 Pennsylvania State University Revenue	5.000%	9/1/27	3,000	3,588
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,113
1 Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,377
1 Pennsylvania State University Revenue	5.000%	9/1/29	2,065	2,431
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,629
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,530
1 Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,289
1 Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,084
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,327
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/27	2,540	2,887
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/29	2,925	3,297
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/37	4,000	4,426
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/41	2,720	2,961
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.500%	12/1/41	7,000	7,954
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/43	5,430	5,967
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,239
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,167

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/37	2,000	844
Pennsylvania Turnpike Commission
Registration Fee Revenue VRDO	0.140%	6/5/15 (4)	11,670	11,670
3 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/16	1,310	1,310
3 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/17	4,000	3,993
3 Pennsylvania Turnpike Commission Revenue	0.780%	12/1/18	1,000	996
3 Pennsylvania Turnpike Commission Revenue	1.370%	12/1/20	2,500	2,548
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,154
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,886
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,071
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,321
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,987
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,761
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,140
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,948
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	10,685
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,195
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,716
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,196
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,231
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,946
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,905
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,600	2,889
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,110
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	4,992
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,455
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,940
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,595
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,426
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,321
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,371
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,351
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,132
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,822
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,895	33,891
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,871
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,205
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,231
1 Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,920
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,113
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	5,323
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,374
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,334
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,500	2,776
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,540
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,000	4,360
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,930
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,563
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,557
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,379
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,610
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,542

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,790
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	10,974
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,197
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,166
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	27
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	6
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,688
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	79
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,870
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	80
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (4)	25	28
Philadelphia PA Gas Works Revenue	5.000%	8/1/32 (4)	5	5
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,213
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	160
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	119
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,764
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,420
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,554
Philadelphia PA GO	5.250%	7/15/25	5,000	5,686
Philadelphia PA GO	5.875%	8/1/31	800	847
Philadelphia PA GO	5.250%	7/15/33	3,585	4,089
Philadelphia PA GO	6.000%	8/1/36	7,430	8,599
Philadelphia PA GO	6.500%	8/1/41	3,785	4,519
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,443
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	4.500%	7/1/37	410	422
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,734
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	12,300	12,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	11,720	11,720
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	2,600	2,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.100%	6/1/15	8,015	8,015
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,094

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	400	409
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,000	2,123
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,718
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,868
Philadelphia PA Redevelopment
Authority Revenue	5.000%	4/15/27	2,000	2,277
Philadelphia PA Redevelopment
Authority Revenue	5.000%	4/15/28	3,000	3,389
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	23
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	341
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,375
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,437
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,430
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,842
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,722
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,953
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,190
Philadelphia PA School District GO	6.000%	9/1/38	19,675	22,205
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,035
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,568
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,514
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,660
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,756
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,452
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,985	11,008
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	10,987
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,669
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,905
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,926
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,814
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	9,000	9,838
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,407
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,738
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,282
Pittsburgh PA GO	5.000%	9/1/32 (15)	2,090	2,377
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,143
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	6,773
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	10,000	5,615
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36	5,000	5,703
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40	5,000	5,668
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,496
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,071
Pocono Mountains PA Industrial Park Authority
Hospital Revenue (St. Luke’s Hospital
Obligated Group)	5.000%	8/15/40	3,750	4,043
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	732
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	732
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	217
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	843

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,103
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,117
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,750	2,890
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,375	2,496
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,384
Snyder County PA Higher Education
Authority University Revenue
(Susquehanna University Project)	5.000%	1/1/30 (12)	5,000	5,117
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	3,000	3,211
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	13,092
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,434
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,170
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,704
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,259
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,747
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.110%	6/5/15	18,460	18,460
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,918
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,641
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/24	12,000	13,675
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,627
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,367
State College PA Area School District GO	5.000%	3/15/34	2,000	2,281
State College PA Area School District GO	5.000%	3/15/40	3,000	3,367
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,253
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,384
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,176
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/23	3,220	3,785
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,160

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/22	1,250	1,430
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,870
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/29	400	468
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/30	1,020	1,187
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/30	8,000	8,429
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,239
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,228
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,271
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,445
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,011
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	5,100	5,819
West Chester PA Area School District GO	5.000%	11/15/15 (Prere.)	7,480	7,644
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	774
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,600	6,553
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,104
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,776
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,585
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,817
West View PA Municipal Authority Water Revenue	5.000%	11/15/33	1,500	1,701
West View PA Municipal Authority Water Revenue	5.000%	11/15/34	1,500	1,693
West York PA Area School District GO	5.000%	4/1/33	4,245	4,752
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,622
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	3,527
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	3,865	4,061
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/33	9,465	10,621
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/37	7,895	8,793

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,996
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,939
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	3,026
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,444
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,397
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,311
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,154
York County PA GO	5.000%	12/1/15 (Prere.)	6,000	6,144
York County PA GO	5.000%	6/1/31	2,180	2,507
York County PA GO	5.000%	6/1/33	4,000	4,568
York County PA GO	5.000%	6/1/38	5,000	5,571
				3,266,081
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,119

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,350	3,620
Total Tax-Exempt Municipal Bonds (Cost $3,106,653)				3,270,832
Other Assets and Liabilities (-1.9%)
Other Assets				70,467
Liabilities				(131,621)
				(61,154)
Net Assets (100%)				3,209,678

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,043,513
Overdistributed Net Investment Income	(4)
Accumulated Net Realized Gains	1,990
Unrealized Appreciation (Depreciation)	164,179
Net Assets	3,209,678

Investor Shares—Net Assets
Applicable to 30,767,683 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	356,356
Net Asset Value Per Share—Investor Shares	$11.58

Admiral Shares—Net Assets
Applicable to 246,354,965 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,853,322
Net Asset Value Per Share—Admiral Shares	$11.58

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $28,560,000, representing 0.9% of net assets.

3 Adjustable-rate security.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	60,292
Total Income	60,292
Expenses
The Vanguard Group—Note B
Investment Advisory Services	154
Management and Administrative—Investor Shares	277
Management and Administrative—Admiral Shares	1,225
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—Admiral Shares	203
Custodian Fees	17
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	1
Total Expenses	1,931
Net Investment Income	58,361
Realized Net Gain (Loss)
Investment Securities Sold	5,541
Futures Contracts	33
Realized Net Gain (Loss)	5,574
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(28,969)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,966

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,361	113,761
Realized Net Gain (Loss)	5,574	7,900
Change in Unrealized Appreciation (Depreciation)	(28,969)	161,313
Net Increase (Decrease) in Net Assets Resulting from Operations	34,966	282,974
Distributions
Net Investment Income
Investor Shares	(6,407)	(13,161)
Admiral Shares	(51,950)	(100,600)
Realized Capital Gain[1]
Investor Shares	(705)	—
Admiral Shares	(5,574)	—
Total Distributions	(64,636)	(113,761)
Capital Share Transactions
Investor Shares	8,325	(49,705)
Admiral Shares	99,160	139,258
Net Increase (Decrease) from Capital Share Transactions	107,485	89,553
Total Increase (Decrease)	77,815	258,766
Net Assets
Beginning of Period	3,131,863	2,873,097
End of Period[2]	3,209,678	3,131,863

1 Includes fiscal 2015 short-term gain distributions totaling $725,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.69	$11.04	$11.93	$11.20	$10.99	$10.97
Investment Operations
Net Investment Income	. 210.427		.422	.421	.438	.446
Net Realized and Unrealized Gain (Loss)
on Investments	(.087)	.650	(.890)	.730	.210	.020
Total from Investment Operations	.123	1.077	(.468)	1.151	.648	.466
Distributions
Dividends from Net Investment Income	(. 210)	(. 427)	(. 422)	(. 421)	(. 438)	(. 446)
Distributions from Realized Capital Gains	(.023)	—	—	—	—	—
Total Distributions	(. 233)	(. 427)	(. 422)	(. 421)	(. 438)	(. 446)
Net Asset Value, End of Period	$11.58	$11.69	$11.04	$11.93	$11.20	$10.99

Total Return[1]	1.05%	9.90%	-3.96%	10.43%	6.07%	4.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$356	$351	$381	$490	$470	$537
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.73%	3.70%	3.62%	4.00%	4.01%
Portfolio Turnover Rate	15%	16%	17%	17%	9%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.69	$11.04	$11.93	$11.20	$10.99	$10.97
Investment Operations
Net Investment Income	. 215.436		.431	.430	.447	.455
Net Realized and Unrealized Gain (Loss)
on Investments	(.087)	.650	(.890)	.730	.210	.020
Total from Investment Operations	.128	1.086	(.459)	1.160	.657	.475
Distributions
Dividends from Net Investment Income	(. 215)	(. 436)	(. 431)	(. 430)	(. 447)	(. 455)
Distributions from Realized Capital Gains	(.023)	—	—	—	—	—
Total Distributions	(. 238)	(. 436)	(. 431)	(. 430)	(. 447)	(. 455)
Net Asset Value, End of Period	$11.58	$11.69	$11.04	$11.93	$11.20	$10.99

Total Return[1]	1.09%	9.99%	-3.89%	10.52%	6.15%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,853	$2,780	$2,492	$2,831	$2,465	$2,467
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.68%	3.81%	3.78%	3.70%	4.08%	4.09%
Portfolio Turnover Rate	15%	16%	17%	17%	9%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at May 31, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $287,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,270,832	—
Futures Contracts—Assets[1]	62	—	—
Total	62	3,270,832	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2015, the cost of investment securities for tax purposes was $3,110,231,000. Net unrealized appreciation of investment securities for tax purposes was $160,601,000, consisting of unrealized gains of $167,846,000 on securities that had risen in value since their purchase and $7,245,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2015, the fund purchased $421,914,000 of investment securities and sold $222,846,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		May 31, 2015	November 30, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	45,004	3,836	83,780	7,331
Issued in Lieu of Cash Distributions	5,851	500	10,412	909
Redeemed	(42,530)	(3,632)	(143,897)	(12,683)
Net Increase (Decrease)—Investor Shares	8,325	704	(49,705)	(4,443)
Admiral Shares
Issued	196,727	16,783	405,726	35,561
Issued in Lieu of Cash Distributions	37,866	3,233	64,494	5,628
Redeemed	(135,433)	(11,562)	(330,962)	(29,137)
Net Increase (Decrease)—Admiral Shares	99,160	8,454	139,258	12,052

G. Management has determined that no material events or transactions occurred subsequent to May 31, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2014	5/31/2015	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.25
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,010.51	$0.95
Admiral Shares	1,000.00	1,010.91	0.55
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.68	$0.25
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.38	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.05%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, taking into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante Chris D. McIsaac	Michael S. Miller James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >	vanguard.com

Fund Information > 800-662-7447		CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.